Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Statements [Line Items]
Summary of Options Granted Under The Plan
Set out below are summaries
of options granted under the
plans:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value

At January 1, 2020	6,880	0.71	5.03	0.50

Granted during the year	7,382	10.41	—	5.01
Forfeit during the year	(815)	7.79	—	4.11
Migration to RSU	(2,587)	1.48	—	1.48
Exercised during the year	(1,182)	1.38	—	0.42

At December 31, 2020	9,678	2.90	5.65	0.68

Granted during the year	1,799	10.66	—	5.10
Forfeit during the year	(156)	8.76	—	4.44
Exercised during the year (i)	(2,512)	1.44	—	0.44

At December 31, 2021	8,809	4.78	5.37	1.58

Granted during the year	3,910	4.39	—	1.98
Forfeit during the year	(2,508)	7.22	—	3.19
Exercised during the year (i)	(497)	1.14	—	0.46

At December 31, 2022	9,714	4.18	4.37	1.41

Stock options exercisable as of December 31, 2022	3,270	3.82	3.95	1.07

(i)	The number of stock options withheld for tax purposes was 79 thousand shares (25 thousand shares in 2021).

Summary of Restricted Stock Units Granted Under The Plan
The
following table sum
m
arizes the RSU granted under the
plan:

	Number of RSUs (thousands)	Weighted average grant date fair value

At January 1, 2020	—	—

RSU granted due to migration	2,343	1.57
RSU granted (ordinary grants)	276	1.27
Forfeit during the y ear	(36)	0.65

At December 31, 2 020	2,583	1.37

RSU granted	1,619	13.88
Forfeit during the year	(576)	3.34
Settled (i)	(625)	1.57

At December 31, 2021	3,001	7.70

RSU granted	2,354	5.94
Forfeit during the year	(940)	7.91
Settled (i)	(906)	5.86

At December 31, 2022	3,509	6.94

(i)	The number of RSUs withheld for tax purposes was 234.1 thousand shares (125 thousand shares in 2021).

Summary of Classification of Stock-based Compensation in Consolidated Statements
The following table illustrates the classification of share-based compensation in the Consolidated Statements of profit and loss which includes both share-based compensation of VTEX and Loja Integrada, which includes social charges and taxes:

	December 31, 2022	December 31, 2021	December 31, 2020

Subscription cost	(502)	(696)	(84)
Services cost	(156)	(376)	(78)
General and administrative	(4,366)	(7,087)	(1,011)
Sales and marketing	(2,885)	(5,530)	(991)
Research and development	(4,844)	(5,896)	(1,131)

Total	(12,753)	(19,585)	(3,295)

Loja Integrada Share Based Compensation Plan [Member]
Statements [Line Items]
Summary of Options Granted Under The Plan
Set out below are summaries of options granted under the plan:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value
At December 31, 2020	—	—	—	—

Granted during the year	23.57	12.37	—	5.47
Forfeit during the year	—	—	—	—
Exercised during the year	—	—	—	—

At December 31, 2021	23.57	12.37	6.35	5.47

Granted during the year	—	—	—	—
Forfeit during the year	(15.15)	12.78	—	5.82
Exercised during the year	—	—	—	—

At December 31, 2022	8.42	13.48	5.35	5.66

Stock options exercisable as of December 31, 2022	6.31	13.48	5.35	5.49

Summary of Restricted Stock Units Granted Under The Plan
The following table summarizes the RSU granted under
the
plan:

	Number of RSUs (thousands)	Weighted average grant date fair value

At December 31, 2020	—	—
RSU granted	94.90	11.22
Settled (i)	(11.87)	11.22

At December 31, 2021	83.03	11.22

RSU granted	327.27	6.54
Forfeit during the year	(76.24)	10.70
Settled (i)	(48.78)	9.69

At December 31, 2022	285.28	6.42

(i)	The number of RSUs withheld for tax purposes was 8.3 thousand shares.